Borrowings (Details) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2022	Jun. 30, 2023	Feb. 28, 2023	Feb. 24, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Borrowings (Details) [Line Items]
Annual interest at fixed rate, percentage				8.00%			51.00%
Interest rate						4.00%
Aggregate carrying amount		$ 7.0			$ 5.7
Asset held for sale		$ 5.5
Hong Kong [Member]
Borrowings (Details) [Line Items]
Annual interest at fixed rate, percentage	10.85%
Interest rate			13.75%
Office premises with carrying amount	$ 5.7